Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Deferred revenue and customer advances
Deferred revenue		¥ 13,350	¥ 9,643
Customer advances		9,940	6,050
Total		23,290	15,693
Less: current portion	$ (3,555)	(22,297)	(15,052)
Non-current portion	$ 158	¥ 993	¥ 641